Feb. 21, 2019
Brown Advisory Emerging Markets Select Fund
Brown Advisory Emerging Markets Select Fund
BROWN ADVISORY FUNDS

Brown Advisory – Somerset Emerging Markets Fund

 (the “Fund”)

Institutional Shares (BAFQX)

Investor Shares (BIAQX)

Advisor Shares (BAQAX)

Supplement dated February 21, 2019

to the Summary Prospectus and Prospectus dated October 31, 2018

This supplement serves as notification of the following changes:

At a recent meeting of the Board of Trustees (“Board”) of Brown Advisory Funds, the Board approved certain changes relating to the Fund, as described below:

3. Change in the Name of the Fund

As of the Effective Date, the name of the Fund will be changed to the Brown Advisory Emerging Markets Select Fund.

4. Change in the Principal Investment Strategies of the Fund

The second paragraph of the “Summary Section – Principal Investment Strategies” is amended and restated as indicated below:

The Fund may purchase equity securities of companies of any size capitalization. Equity securities in which the Fund may invest include common stock, preferred stock, equity-equivalent securities such as convertible securities, stock futures contracts, equity options, other investment companies, American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), Non-Voting Depositary Receipts (“NVDRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”), and the Fund may also invest in fixed income securities and private placements.

The fifth paragraph of the “Summary Section – Principal Investment Strategies” is amended and restated as indicated below:

The Fund may utilize rights, warrants, options, futures contracts and options on futures. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances.  The Fund may also invest in Contracts for Difference or participatory notes which are instruments that are used to replicate the performance of certain underlying issuers and markets.  By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security.  Investments in derivatives may be counted towards the Fund’s 80% investment policy if they have economic characteristics similar to the other investments that are included in the Fund’s 80% investment policy. The Fund intends to use the mark-to-market value of such derivatives for purposes of complying with the Fund’s 80% investment policy.

Investors should retain this supplement for future reference